Financial Assets Measured at Fair Value through Profit and Loss (Tables)	12 Months Ended
Dec. 31, 2023
Financial Assets Measured At Fair Value Through Profit And Loss [Abstract]
Summary of Financial Assets Measured At Fair Value Through Profit And Loss
	December 31, 2022	December 31, 2023
	RM	RM	USD
Unquoted shares

At beginning of year	1,309,134	72,295	15,753
Addition	10,211	-	-
Disposal	(1,247,050)	-	-
Currency realignment	-	498	108
At end of year	72,295	72,793	15,861